STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 682	$ 100,912	$ 31	$ (34,870)		$ 0	$ 66,755
Balance (in shares) at Dec. 31, 2008	31,893,880
Exercise of stock options	1	57	0	0		0	58
Exercise of stock options (in shares)	42,546
Stock-based compensation expenses	0	130	0	0		0	130
Dividend	0	0	0	(15,974)		0	(15,974)
Other comprehensive income:
Foreign currency translation adjustments	0	0	(136)	0	(136)	0	(136)
unrealized gain (loss) from available-for-sale securities, net	0	0	174	0	174	0	174
Unrealized gain from derivative instruments, net	0	0	5	0	5	0	5
Net income	0	0	0	6,176	6,176	0	6,176
Total comprehensive income					6,219
Balance at Dec. 31, 2009	683	101,099	74	(44,668)		0	57,188
Balance (in shares) at Dec. 31, 2009	31,936,426
Exercise of stock options	19	1,320	0	0		0	1,339
Exercise of stock options (in shares)	685,564
Stock-based compensation expenses	0	300	0	0		0	300
Issuance of Ordinary shares and warrants	92	20,198	0	0		0	20,290
Issuance of Ordinary shares and warrants (in shares)	3,287,616
Other comprehensive income:
Foreign currency translation adjustments	0	0	416	0	416	0	416
unrealized gain (loss) from available-for-sale securities, net	0	0	(49)	0	(49)	0	(49)
Unrealized gain from derivative instruments, net	0	0	6	0	6	0	6
Net income	0	0	0	9,375	9,375	0	9,375
Total comprehensive income					9,748
Balance at Dec. 31, 2010	794	122,917	447	(35,293)		0	88,865
Balance (in shares) at Dec. 31, 2010	35,909,606
Exercise of stock options	14	861	0	0		0	875
Exercise of stock options (in shares)	580,414
Stock-based compensation expenses		633	0	0		0	633
Issuance of Ordinary shares and warrants	0	(21)	0	0		0	(21)
Non-controlling interest as part of acquisitions	0	0	0	0		1,787	1,787
Acquisition of non-controlling interests in Magix (see note 3)	0	226	0	0		(1,466)	(1,240)
Other comprehensive income:
Foreign currency translation adjustments	0	0	(370)	0	(370)	(53)	(423)
unrealized gain (loss) from available-for-sale securities, net	0	0	(73)	0	(73)	0	(73)
Unrealized gain from derivative instruments, net	0	0	(23)	0	(23)	0	(23)
Net income	0	0	0	15,044	15,044	222	15,266
Total comprehensive income					14,578
Balance at Dec. 31, 2011	$ 808	$ 124,616	$ (19)	$ (20,249)		$ 490	$ 105,646
Balance (in shares) at Dec. 31, 2011	36,490,020